Document and Entity Information - Mar. 31, 2015 - shares	Total
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Trading Symbol	MDFZF
Entity Registrant Name	MEDIFOCUS INC.
Entity Central Index Key	0001603961
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	No
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	127,542,120